LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Loans Net
SCHEDULE OF RECONCILIATION STRAIGHT LOANS AND SIMILAR INSTRUMENTS

A.	The following tabular presentation reflects the reconciliation of the carrying amount of straight loans and similar instruments during the year ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Opening balance	$1,672	$113
Plus: Net consideration received	2,486	2,035
Less: Principal amounts paid	(1,614)	-
Less: Conversions into shares	(2,810)	-
Less: Fair value of detachable instruments accounted for as equity component	-	(461)
Plus: Amortization of discounts and accrued interest expenses	3,453	1,170
Less: straight loans reclassified to convertible loans upon change of terms (*)	(1,164)	(1,185)
Closing balance	$2,023	$1,672

(*)	loans that have been reclassified to convertible bridge loans upon default events in which the Company has not paid the net principal amount at the stated maturity date.